Label	Element	Value
Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated March 31, 2016

to the Prospectus

dated October 28, 2015

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Small/Mid Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.      The paragraph under the sub-section entitled "Principal Investment Strategies - BlackRock's Principal Investment Strategies" under the section entitled “Summary Section” is hereby deleted and replaced with the following:

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index, which tracks the performance of mid capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.